Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of potentially dilutive Common Shares
	Potentially Dilutive Common Shares Outstanding March 31,
	2020	2019
Warrants to purchase Common Shares	6,595,631	6,728,113
Common Shares issuable on exercise of options	2,620,877	1,400,967
Total potentially dilutive Common Shares excluded	9,216,508	8,129,080

	Potentially Dilutive Common Shares Outstanding December 31,
	2019	2018
Warrants to purchase Common Shares	6,595,631	5,054,759
Common Shares issuable on exercise of options	1,661,466	243,182
Total potentially dilutive Common Shares excluded	8,257,097	5,297,941